Significant related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Significant Related Party Transactions
Schedule of transactions with related parties

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	2025	2025	2024
	US$	S$	S$

Interest income on loan to related party	1,507	1,917	-
Management fee	3,852,504	4,900,000	-
Payment made on behalf to related parties	3,715	4,725	1,311,390

Schedule of compensation of key management personnel
	2025	2025	2024
	US$	S$	S$

Salaries and bonuses	544,854	693,000	121,200
CPF	46,540	59,194	137
	591,394	752,194	121,337